(Losses)/earnings per share (Tables)	3 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Summary of (Loss) Earnings Per Share

	Three Months Ended
	September 30, 2020	September 30, 2019
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.21)	(1.10)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(4.21)	(1.10)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(4.21)	(1.10)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(4.21)	(1.10)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(24,544)	(5,484)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(24,544)	(5,484)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(24,544)	(5,484)

	Three Months Ended
	September 30, 2020 (In Shares)	September 30, 2019 (In Shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	582,489,625	499,301,409
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	582,489,625	499,301,409